Business And Geographic Segment Information Business And Geographic Segment Inormation (Schedule of Segment Reporting - Depreciation and Amortization)(Details) - USD ($) $ in Millions		12 Months Ended
		Aug. 02, 2015	Aug. 03, 2014	Jul. 28, 2013
Segment Reporting Information [Line Items]
Depreciation and amortization		$ 303	$ 305	$ 407
Americas Simple Meals and Beverages [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization		123	120	208
Global Biscuits and Snacks [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization		94	101	92
Campbell Fresh [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization		70	69	81
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	[1]	16	15	15
Discontinued Operations [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization		$ 0	$ 0	$ 11

[1]	Represents primarily corporate offices.